UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     February 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $438,020 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE       SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUSPHERE INC                  COM              00511R870    10842  2030298 SH       SOLE                  2030298
ALLIANCE ONE INTL INC          COM              018772103    20066  5145225 SH       SOLE                  5145225
CATALYTICA ENERGY SYS INC      COM              148884109     2867  2730700 SH       SOLE                  2730700
CORE MARK HOLDING CO INC       COM              218681104     1078    33945 SH       SOLE                    33945
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110     1532 11781489 SH       SOLE                 11781489
HORIZON LINES INC              COM              44044K101     4613   380300 SH       SOLE                   380300
NEWS CORP                      CL B             65248E203    72636  4373000 SH       SOLE                  4373000
NEWS CORP                      CL A             65248E104   143853  9251000 SH       SOLE                  9251000
NOVELIS INC                    COM              67000X106    12689   607400 SH       SOLE                   607400
OMNOVA SOLUTIONS INC           COM              682129101    39360  8200000 SH       SOLE                  8200000
QLT INC                        COM              746927102     8419  1323780 SH       SOLE                  1323780
RADVISION LTD                  ORD              M81869105    12036   725800 SH       SOLE                   725800
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1 85590AAJ3    52160 40750000 PRN      SOLE                 40750000
TRM CORP                       COM              872636105    14881  1997400 SH       SOLE                  1997400
USA MOBILITY INC               COM              90341G103    36146  1303958 SH       SOLE                  1303958
VIAD CORP                      COM NEW          92552R406     4842   165100 SH       SOLE                   165100